Income Tax Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets:
Compensation related obligations	$ 0.0	$ 2.8
Accrued liabilities and other	0.0	15.8
Valuation allowance	0.0	(4.9)
Balance sheet reserves and accruals	0.0	10.7
Other	0.0	7.8
Total current deferred tax assets	0.0	32.2
Current deferred tax liabilities:
Partnership investments	0.0	169.8
Total current deferred tax liabilities	0.0	169.8
Net current deferred tax liabilities	0.0	137.6
Non-current deferred tax assets:
Compensation related obligations	19.3	8.0
Pension and postretirement benefits	61.2	118.7
Tax credit carryforwards	1.5	1.5
Tax loss carryforwards	897.9	166.8
Intercompany financing	3.2	6.8
Partnership investments	0.0	27.2
Accrued liabilities and other	32.3	1.0
Other	6.8	10.4
Valuation allowance	(824.9)	(100.5)
Total non-current deferred tax assets	197.3	239.9
Non-current deferred tax liabilities:
Fixed assets	69.7	107.3
Partnership investments	169.7	0.0
Foreign exchange gain/loss	48.7	13.7
Intangible assets	644.0	789.1
Hedging	4.0	12.5
Other	9.9	5.5
Total non-current deferred tax liabilities	946.0	928.1
Reduction of unrecognized tax benefits	30.9	37.9
Net non-current deferred tax liabilities	$ 748.7	$ 688.2